Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Summary of Categories of Financial Instruments
(a)
Categories of financial instruments
1.
Financial assets

	December 31,	December 31,
	2025	2024
Measured at amortized cost:
Cash and restricted cash	$9,354,805	8,721,758
Accounts receivable	400,941	299,359
Other receivables	47,070	51,834
Other financial assets (including current and non- current)	7,775,203	6,118,586
Total	$17,578,019	15,191,537

2.
Financial liabilities

	December 31,	December 31,
	2025	2024
Non derivative financial liabilities:
Accounts payable	$1,851,494	1,687,449
Other payables	3,711,946	2,053,402
Other payables to related parties	2,465,324	1,723,390
Long-term borrowings (including current portion)	835,043	1,133,887
Preference share liabilities (including current portion)	—	1,976,365
Guarantee deposits received (classified under other non- current liabilities)	69,172	72,768
Other payables (classified under other non-current liabilities)	103,688	127,114
Total	$9,036,667	8,774,375

Summary of Maturity Profile of Financial Liabilities Including Principal and Estimated Interest Payments

The table below presents the maturity profile of the Company’s financial liabilities, including principal and estimated interest payments.

	Carrying amount	Contractual cash flows	Within 1 year	1-5 years	Over 5 years
December 31, 2025
Non derivative financial liabilities
Accounts payable	$1,851,494	1,851,494	1,851,494	—	—
Other payables	3,711,946	3,711,946	3,711,946	—	—
Other payables to related parties	2,465,324	2,465,324	2,465,324	—	—
Lease liabilities (including current portion)	3,906,963	4,104,030	1,221,218	2,882,812	—
Long-term borrowings (including current portion)	835,043	869,336	866,520	2,816	—
Guarantee deposits received	69,172	69,172	69,172	—	—
Other non-current liabilities, others	103,688	103,688	—	103,688	—
Total	$12,943,630	13,174,990	10,185,674	2,989,316	—

	Carrying amount	Contractual cash flows	Within 1 year	1-5 years	Over 5 years
December 31, 2024
Non derivative financial liabilities
Accounts payable	$1,687,449	1,687,449	1,687,449	—	—
Other payables	2,053,402	2,053,402	2,053,402	—	—
Other payables to related parties	1,723,390	1,723,390	1,723,390	—	—
Lease liabilities (including current portion)	4,966,511	5,284,874	1,304,676	3,980,198	—
Long-term borrowings (including current portion)	1,133,887	1,228,579	394,775	833,804	—
Preference share liabilities (including current portion)	1,976,365	2,069,929	436,844	1,633,085	—
Guarantee deposits received	72,768	72,768	—	72,768	—
Other non-current liabilities, others	127,114	127,114	—	107,271	19,843
Total	$13,740,886	14,247,505	7,600,536	6,627,126	19,843

Summary of Significant Exposure to Foreign Currency Risk

The Company’s significant exposure to foreign currency risk is as follows:

	December 31, 2025			December 31, 2024
	Foreign currency	Exchange rate	USD	Foreign currency	Exchange rate	USD
Financial assets
Monetary items
USD	$647,190	TWD/USD= 31.445	647,190	490,113	TWD/USD= 32.785	490,113
JPY	28,719,729	USD/JPY= 156.36	183,671	24,714,231	USD/JPY= 156.42	158,002
Financial liabilities
Monetary items
USD	$17,420,745	TWD/USD= 31.445	17,420,745	17,787,300	TWD/USD= 32.785	17,787,300

Summary of Financial Instruments Measured at Fair Value

		December 31, 2025
		Fair Value
	Book Value	Level 1	Level 2	Level 3	Total
Financial liabilities not measured at fair value
Long-term borrowings	$835,043	—	864,692	—	864,692
Total	$835,043	—	864,692	—	864,692

		December 31, 2024
		Fair Value
	Book Value	Level 1	Level 2	Level 3	Total
Financial liabilities not measured at fair value
Long-term borrowings	$1,133,887	—	1,165,924	—	1,165,924
Preference share liabilities (including current portion)	1,976,365	—	1,952,034	—	1,952,034
Total	$3,110,252	—	3,117,958	—	3,117,958

Summary of Reconciliation of Financial Liabilities	The reconciliation of the opening balances to the closing balances for Level 3 fair value measurements for the years ended December 31, 2025 and 2024 is presented as follows:

	2025	2024
Balance at the beginning of year	$—	1,707,248
Issuance	2,550,000	—
Losses recognized in profit or loss	76,212	259,418
Settlement	(2,626,212)	(100,000)
Conversion	—	(1,866,666)
Balance at the end of year	$—	—